Other Operating Expenses	12 Months Ended
Dec. 31, 2023
Disclosure of other operating expenses [abstract]
Other Operating Expenses

NOTE 40. OTHER OPERATING EXPENSES
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Turnover Tax	(671,995,024)	(476,251,133)	(392,965,030)
Contributions to the Deposit Insurance Scheme	(17,600,151)	(18,308,029)	(19,703,503)
Charges for Other Provisions	(27,691,265)	(27,259,204)	(17,712,872)
Claims	(31,340,261)	(37,958,321)	(33,686,738)
Other Financial Expenses	(71,558,142)	(76,465)	—
Interest on leases	(6,862,680)	(7,175,904)	(6,484,831)
Credit-card-relates expenses	(101,616,312)	(76,721,059)	(79,151,536)
Other Expenses from Services	(192,018,786)	(136,197,011)	(105,256,705)
Others	(19,391,410)	(18,916,823)	(21,914,311)
Total	(1,140,074,031)	(798,863,949)	(676,875,526)